Schedule of Investments - Virtus InfraCap U.S. Preferred Stock ETF

January 31, 2023 (unaudited)

Security Description	Shares	Value

PREFERRED STOCKS - 128.6%

Communication Services - 4.1%
Liberty Broadband Corp., Series A, 7.00%(1)	48,912	$1,156,769
Qwest Corp., 6.50%(1)	68,411	1,409,266
Qwest Corp., 6.75%	38,758	812,755
Telephone and Data Systems, Inc., Series UU, 6.63%(1)	237,331	4,592,355
Telephone and Data Systems, Inc., Series VV, 6.00%(1)	629,843	10,908,881
United States Cellular Corp., 5.50%(1)	161,715	3,012,072
United States Cellular Corp., 6.25%	89,497	1,770,251
Total Communication Services		23,662,349
Consumer Discretionary - 3.7%
Ford Motor Co., 6.00%(1)	531,263	13,154,072
Ford Motor Co., 6.20%(1)	156,961	3,905,190
Ford Motor Co., 6.50%(1)	175,095	4,267,065
Total Consumer Discretionary		21,326,327
Energy - 21.3%
Crestwood Equity Partners LP, 9.25%(1)	2,812,274	26,266,639
DCP Midstream LP, Series B, 7.88%(1)	816,410	20,565,368
DCP Midstream LP, Series C, 7.95%(1)	68,288	1,715,395
Enbridge, Inc., Series 1, 5.95% (Canada)	2,008	44,006
Energy Transfer LP, Series C, 7.38%(1)	49,118	1,171,464
Energy Transfer LP, Series D, 7.63%(1)	136,279	3,296,589
Energy Transfer LP, Series E, 7.60%(1)	113,526	2,724,624
GasLog Partners LP, Series A, 8.63% (Greece)(1)	373,372	8,945,993
GasLog Partners LP, Series B, 8.20% (Greece)(1)	213,456	5,184,846
Golar LNG Partners LP, Series A, 8.75% (United Kingdom)(1)	47,750	859,500
NuStar Energy LP, Series A, 11.50%(1)	793,363	19,849,942
NuStar Energy LP, Series B, 10.38%(1)	659,630	15,329,801
NuStar Energy LP, Series C, 11.65%(1)	664,407	16,875,938
Total Energy		122,830,105
Financials - 35.2%†
Affiliated Managers Group, Inc., 4.20%(1)	2,885	51,324
AG Mortgage Investment Trust, Inc., Series C, 8.00%(1)	184,363	3,430,995
AGNC Investment Corp., Series D, 6.88%(1)	21,891	487,513
AGNC Investment Corp., Series G, 7.75%(1)	157,661	3,648,275
Allstate Corp., 7.99%	6,290	158,508
American Equity Investment Life Holding Co., Series A, 5.95%(1)	3,990	95,840
Arbor Realty Trust, Inc., Series E, 6.25%(1)	27,906	576,259
Argo Group International Holdings Ltd., 7.00%	7,303	168,407
ARMOUR Residential REIT, Inc., Series C, 7.00%(1)	326,672	7,059,382
Athene Holding Ltd., Series D, 4.88%	6,885	137,769
Athene Holding Ltd., Series E, 7.75%*	10,223	269,785
Atlanticus Holdings Corp., Series B, 7.63%(1)	19,969	424,341
B Riley Financial, Inc., 5.25%(1)	42,862	910,389
B Riley Financial, Inc., 6.00%(1)	76,347	1,690,323
B Riley Financial, Inc., 6.38%(1)	105,543	2,515,090
B Riley Financial, Inc., Series B, 7.38%(1)	37,084	923,392
Bank of America Corp., Series QQ, 4.25%(1)	1,179	22,814
Bank OZK, Series A, 4.63%(1)	214,534	4,022,512
Brighthouse Financial, Inc., Series C, 5.38%	44,310	899,493
Brighthouse Financial, Inc., Series D, 4.63%(1)	47,328	869,415
Brookfield Finance, Inc., Series 50, 4.63% (Canada)(1)	18,035	343,386
Chimera Investment Corp., Series A, 8.00%(1)	288,834	6,383,231
Chimera Investment Corp., Series B, 8.00%(1)	326,540	7,304,700
Chimera Investment Corp., Series C, 7.75%(1)	313,316	6,397,913
Chimera Investment Corp., Series D, 8.00%(1)	347,998	7,614,196
CNO Financial Group, Inc., 5.13%(1)	1,562	28,397
Compass Diversified Holdings, Series A, 7.25%(1)	227,787	5,694,675
Compass Diversified Holdings, Series B, 7.88%(1)	18,540	465,725
Compass Diversified Holdings, Series C, 7.88%	7,418	187,601
Dime Community Bancshares, Inc., 5.50%	7,630	165,571
Dynex Capital, Inc., Series C, 6.90%(1)	5,953	136,621
Ellington Financial, Inc., 6.75%(1)	413,417	9,062,101
Enstar Group Ltd., Series D, 7.00%(1)	78,696	1,891,065
Enstar Group Ltd., Series E, 7.00%	4,004	96,897
Enterprise Financial Services Corp., Series A, 5.00%(1)	123,117	2,419,249
First Horizon Corp., Series D, 6.10%(1)	6,905	170,208
First Republic Bank, Series M, 4.00%(1)	75,057	1,372,042
First Republic Bank, Series N, 4.50%(1)	61,281	1,216,428
Invesco Mortgage Capital, Inc., Series B, 7.75%(1)	217,200	4,939,128
Invesco Mortgage Capital, Inc., Series C, 7.50%(1)	272,466	6,108,688
Kemper Corp., 5.88%(1)	122,324	2,798,773
Merchants Bancorp, Series B, 6.00%(1)	20,132	483,168
Merchants Bancorp, Series C, 6.00%(1)	87,824	2,135,880
MFA Financial, Inc., Series B, 7.50%(1)	233,276	4,775,160
MFA Financial, Inc., Series C, 6.50%(1)	479,030	9,360,246
Morgan Stanley, Series O, 4.25%(1)	17,079	340,555
Navient Corp., 6.00%(1)	15,208	309,787
New York Community Capital Trust V, 6.00%(1)	5,469	245,613
New York Mortgage Trust, Inc., Series D, 8.00%(1)	730,816	15,208,281
New York Mortgage Trust, Inc., Series E, 7.88%(1)	496,977	11,047,799
New York Mortgage Trust, Inc., Series F, 6.88%(1)	99,923	1,889,544
Oaktree Capital Group LLC, Series A, 6.63%	10,572	252,776
Oaktree Capital Group LLC, Series B, 6.55%	8,333	199,742
Oxford Lane Capital Corp., Series 2029, 6.00%(1)	41,935	907,893
PacWest Bancorp, Series A, 7.75%(1)	180,649	4,675,196
PennyMac Mortgage Investment Trust, Series A, 8.13%(1)	106,493	2,577,131
PennyMac Mortgage Investment Trust, Series B, 8.00%(1)	404,200	9,563,372
PennyMac Mortgage Investment Trust, Series C, 6.75%(1)	66,517	1,320,362

Schedule of Investments - Virtus InfraCap U.S. Preferred Stock ETF (continued)

January 31, 2023 (unaudited)

Security Description	Shares	Value

PREFERRED STOCKS (continued)

Financials (continued)
Prospect Capital Corp., Series A, 5.35%(1)	353,776	$6,056,645
Redwood Trust, Inc., 10.00%*	52,112	1,304,884
Rithm Capital Corp., Series D, 7.00%(1)	39,079	826,912
RiverNorth Opportunities Fund, Inc., Series A, 6.00%(1)	55,715	1,337,717
Signature Bank, Series A, 5.00%(1)	21,160	401,194
SLM Corp., Series B, 6.47%	89,806	5,812,244
Synchrony Financial, Series A, 5.63%	245,117	4,855,768
Synovus Financial Corp., Series D, 6.30%(1)	5,988	149,101
Texas Capital Bancshares, Inc., Series B, 5.75%(1)	25,041	568,431
Two Harbors Investment Corp., Series A, 8.13%(1)	31,298	697,945
Two Harbors Investment Corp., Series B, 7.63%(1)	337,434	7,096,237
Two Harbors Investment Corp., Series C, 7.25%(1)	541,268	11,496,532
US Bancorp, Series A, 5.85%	4,252	3,405,852
Total Financials		202,460,388
Health Care - 0.1%
XOMA Corp., Series A, 8.63%(1)	21,325	536,324
Industrials - 16.7%
Air Lease Corp., Series A, 6.15%(1)	9,861	242,482
Alta Equipment Group, Inc., Series A, 10.00%(1)	2,334	61,221
Atlas Corp., Series H, 7.88% (Canada)(1)	39,337	892,557
Atlas Corp., Series I, 8.00% (Canada)(1)	528,085	12,409,997
Babcock & Wilcox Enterprises, Inc., 6.50%(1)	31,042	700,928
Babcock & Wilcox Enterprises, Inc., 8.13%(1)	432,237	10,702,188
Babcock & Wilcox Enterprises, Inc., Series A, 7.75%(1)	1,089,439	19,479,169
FTAI Aviation Ltd., Series A, 8.25%(1)	29,298	705,203
FTAI Aviation Ltd., Series B, 8.00%(1)	647,052	15,205,722
FTAI Aviation Ltd., Series C, 8.25%	27,333	642,052
Pitney Bowes, Inc., 6.70%(1)	358,147	7,030,426
Textainer Group Holdings Ltd., 7.00% (China)	10,594	253,197
Textainer Group Holdings Ltd., Series B, 6.25% (China)(1)	281,074	6,381,082
Triton International Ltd., 6.88% (Bermuda)(1)	191,319	4,930,291
Triton International Ltd., 7.38% (Bermuda)(1)	399,020	10,254,814
Triton International Ltd., 8.00% (Bermuda)(1)	3,271	82,822
Triton International Ltd., Series E, 5.75% (Bermuda)(1)	233,588	5,255,730
WESCO International, Inc., Series A, 10.63%	44,722	1,216,438
Total Industrials		96,446,319
Real Estate - 35.2%†
Braemar Hotels & Resorts, Inc., Series B, 5.50%(1)	454,413	7,729,565
Braemar Hotels & Resorts, Inc., Series D, 8.25%(1)	40,076	991,480
Brookfield Property Partners LP, Series A, 5.75%(1)	113,247	2,065,625
Brookfield Property Partners LP, Series A-1, 6.50%(1)	20,822	420,188
Brookfield Property Partners LP, Series A2, 6.38%(1)	29,266	581,515
Brookfield Property Preferred LP, 6.25%	20,557	391,200
City Office REIT, Inc., Series A, 6.63%(1)	43,235	951,602
CTO Realty Growth, Inc., Series A, 6.38%(1)	77,888	1,695,193
DiamondRock Hospitality Co., 8.25%(1)	219,537	5,655,273
DigitalBridge Group, Inc., Series H, 7.13%(1)	367,520	8,254,499
DigitalBridge Group, Inc., Series I, 7.15%(1)	832,665	18,743,289
DigitalBridge Group, Inc., Series J, 7.13%(1)	263,594	5,864,967
Diversified Healthcare Trust, 5.63%(1)	377,409	4,962,928
Diversified Healthcare Trust, 6.25%(1)	325,364	4,649,452
EPR Properties, Series C, 5.75%(1)	81,093	1,617,805
EPR Properties, Series E, 9.00%(1)	492,417	13,861,539
EPR Properties, Series G, 5.75%(1)	234,148	4,734,473
Equity Commonwealth, Series D, 6.50%(1)	61,693	1,579,958
Global Net Lease, Inc., Series A, 7.25%(1)	300,335	7,178,007
Global Net Lease, Inc., Series B, 6.88%(1)	303,807	7,160,731
Healthcare Trust, Inc., Series B, 7.13%(1)	209,898	4,552,688
Hersha Hospitality Trust, Series D, 6.50%(1)	86,258	1,776,052
Hersha Hospitality Trust, Series E, 6.50%(1)	52,114	1,081,887
Hudson Pacific Properties, Inc., Series C, 4.75%	44,828	669,730
iStar, Inc., Series I, 7.50%(1)	216,833	5,442,508
LXP Industrial Trust, Series C, 6.50%(1)	16,309	790,497
Necessity Retail REIT, Inc., Series A, 7.50%(1)	946,952	22,537,458
Necessity Retail REIT, Inc., Series C, 7.38%(1)	211,129	4,917,194
Office Properties Income Trust, 6.38%	49,607	1,023,888
Pebblebrook Hotel Trust, Series E, 6.38%(1)	28,272	593,712
Pebblebrook Hotel Trust, Series F, 6.30%(1)	222,652	4,730,242
Pebblebrook Hotel Trust, Series G, 6.38%(1)	68,085	1,435,913
Pebblebrook Hotel Trust, Series H, 5.70%(1)	41,967	807,025
Public Storage, Series R, 4.00%(1)	61,227	1,154,129
RLJ Lodging Trust, Series A, 1.95%(1)	922,634	23,305,735
RPT Realty, Series D, 7.25%(1)	191,479	9,549,058
Saul Centers, Inc., Series E, 6.00%(1)	326,629	7,502,668
SITE Centers Corp., Series A, 6.38%(1)	2,745	68,735
SL Green Realty Corp., Series I, 6.50%	23,416	532,012
Summit Hotel Properties, Inc., Series E, 6.25%(1)	184,196	4,212,526
Summit Hotel Properties, Inc., Series F, 5.88%(1)	57,563	1,261,205
Sunstone Hotel Investors, Inc., Series H, 6.13%	7,333	157,293
Sunstone Hotel Investors, Inc., Series I, 5.70%(1)	45,103	928,671
UMH Properties, Inc., Series D, 6.38%	13,694	316,605
Urstadt Biddle Properties, Inc., Series K, 5.88%(1)	163,445	3,585,983
Vornado Realty Trust, Series L, 5.40%	5,416	103,337
Vornado Realty Trust, Series M, 5.25%	18,227	343,397
Vornado Realty Trust, Series N, 5.25%	8,587	156,026
Total Real Estate		202,625,463

Schedule of Investments - Virtus InfraCap U.S. Preferred Stock ETF (continued)

January 31, 2023 (unaudited)

Security Description	Shares	Value

PREFERRED STOCKS (continued)

Utilities - 12.3%
Algonquin Power & Utilities Corp., 7.75% (Canada)(1)	495,499	$13,403,248
DTE Energy Co., 4.38%(1)	3,305	67,719
NextEra Energy, Inc., 6.22%	8,149	390,255
NiSource, Inc., 7.75%	5,845	616,940
Pacific Gas and Electric Co., Series A, 6.00%	11,672	252,349
SCE Trust II, 5.10%(1)	3,736	78,381
SCE Trust III, Series H, 5.75%(1)	1,148,168	25,661,555
SCE Trust IV, Series J, 5.38%(1)	128,638	2,585,624
SCE Trust V, Series K, 5.45%(1)	27,909	620,417
SCE Trust VI, 5.00%(1)	704,479	14,639,074
South Jersey Industries, Inc., 5.63%(1)	5,486	86,624
UGI Corp., 7.25%(1)	133,924	12,250,028
Total Utilities		70,652,214

TOTAL INVESTMENTS - 128.6%
(Cost $794,134,650)		740,539,489
Liabilities in Excess of Other Assets - (28.6)%		(164,521,932)
Net Assets - 100.0%		$576,017,557

*	Non-income producing security.
†	Amounts represent investments in particular sectors. No industry within these sectors represented more than 25% of the Fund's total assets at the time of investment.
(1)	Security, or a portion thereof, has been pledged as collateral for borrowings. The aggregate market value of the collateral at January 31, 2023 was $545,427,750.

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2023.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Preferred Stocks	$740,539,489	$—	$—	$740,539,489
Total	$740,539,489	$—	$—	$740,539,489